Equity reserves (Details 5) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Expected stock price volatility	32.00%	37.00%
Risk-free interest rate	3.91%	4.07%
Grant date share price	$ 2.04	$ 2.28
Stock Option Activity
Statement [Line Items]
Expected stock price volatility		35.00%
Risk-free interest rate		1.65%
Expected life		5 years
Grant date share price		$ 3.09
Expected forfeiture rate		3.09%